Taxation - Schedule of Movement of Valuation Allowance (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ (10,396)	(62,938)
Acquisition of CAH			(67,435)
Change of valuation allowance in the current year	151	921	4,497
Balance at end of year	$ (10,245)	(62,017)	(62,938)